SIGNIFICANT ACCOUNTING POLICIES - Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Capitalized interest	$ 45	$ 34